CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 2,153,390	¥ 1,137,737
Accounts payable	3,657,112	1,675,966
Accrued expenses and other payables	1,395,981	817,883
Deferred revenue	96,668	90,316
Operating lease liabilities, current	86,258	55,139
Finance lease and other financing obligations, current	254,412	222,473
Long-term borrowings, excluding current portion	10,566,746	8,028,473
Operating lease liabilities, non-current	1,542,895	709,998
Finance lease and other financing obligations, non-current	8,097,881	4,751,121
Deferred tax liabilities	462,007	252,672
Other long-term liabilities	¥ 349,257	¥ 345,537
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,427,590,059	1,148,842,379
Ordinary shares, shares outstanding | shares	1,427,590,059	1,148,842,379
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 980,910	¥ 1,061,981
Liquidation value	2,576,578	1,537,636
VIEs | Without resourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	343,944	254,000
Accounts payable	194,325	181,448
Accrued expenses and other payables	152,534	160,401
Deferred revenue	90,192	68,003
Operating lease liabilities, current	50,888	31,869
Finance lease and other financing obligations, current	31,629	125,318
Long-term borrowings, excluding current portion	60,042	12,500
Operating lease liabilities, non-current	361,502	66,387
Finance lease and other financing obligations, non-current	982,209	921,965
Deferred tax liabilities	91,036	76,297
Other long-term liabilities	¥ 34,281	¥ 29,950